Loans and advances to credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Loans and advances - Credit institutions
Financial assets
Financial assets	91,033	145,366
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions
Financial assets
Financial assets	54,138	98,332
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets	$ 36,895	$ 47,034